UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                  Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                  Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.9%
Argentina — 1.9%
Banco BBVA Argentina SA, ADR	14,578	$168,959
Central Puerto SA, SP ADR*	11,890	109,507
Loma Negra Cia Industrial Argentina SA, SP ADR*	10,829	133,522
Pampa Energia SA, SP ADR*	1,939	63,793

		475,781

Brazil — 4.0%
Banco do Brasil SA*	22,300	288,541
Even Construtora e Incorporadora SA*	156,500	402,286
Iochpe Maxion SA*	48,151	275,808

		966,635

China — 29.0%
Alibaba Group Holding, Ltd., SP ADR*	5,204	900,864
Baidu, Inc., SP ADR*	738	82,435
Beijing Capital International Airport Co., Ltd., Class H	136,000	107,156
China Communications Services Corp., Ltd., Class H	512,000	356,459
China Construction Bank Corp., Class H	798,000	612,649
China Lesso Group Holdings, Ltd.	348,000	321,532
China Maple Leaf Educational Systems, Ltd.	202,000	72,439
China Mobile, Ltd.	42,669	362,873

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Overseas Land & Investment, Ltd.	124,000	$422,723
CNOOC, Ltd.	300,000	494,630
Dali Foods Group Co., Ltd.(a)	211,500	131,812
Dongfeng Motor Group Co., Ltd., Class H	308,000	274,709
Haier Electronics Group Co., Ltd.	111,000	260,882
Haitian International Holdings, Ltd.	78,001	157,577
Industrial & Commercial Bank of China, Ltd., Class H	425,000	285,407
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	18,100	303,447
Livzon Pharmaceutical Group, Inc., Class H	54,470	132,133
Lonking Holdings, Ltd.	492,000	127,626
PICC Property & Casualty Co., Ltd., Class H	255,000	302,778
Sinotrans, Ltd., Class H	568,000	195,769
Tencent Holdings, Ltd.	22,600	1,053,001
YY, Inc., ADR*	2,141	137,431

		7,096,332

Czech Republic — 1.4%
Komercni banka As	8,902	343,390

Greece — 1.0%
JUMBO SA	11,907	233,363

India — 5.3%
HCL Technologies, Ltd.	25,990	389,749
ICICI Bank, Ltd., SP ADR	23,371	285,360

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Indiabulls Housing Finance, Ltd.	20,923	$161,699
Just Dial, Ltd.*	13,755	138,805
Reliance Industries, Ltd., SP GDR(a)	9,872	330,792

		1,306,405

Indonesia — 1.5%
Bank Rakyat Indonesia Persero Tbk PT	1,132,184	358,764

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC, GDR	10,701	148,947

Malaysia — 1.6%
Genting Bhd	129,196	214,553
Malayan Banking Bhd	84,360	176,467

		391,020

Mexico — 2.0%
Grupo Financiero Banorte SAB de CV, Class O	56,400	282,151
Ternium SA, SP ADR	9,737	205,743

		487,894

Poland — 0.3%
Bank Handlowy w Warszawie SA	6,206	84,406

Russia — 4.6%
Ros Agro PLC, GDR	22,187	256,925
Sberbank of Russia PJSC, SP ADR	39,911	592,442
Tatneft PJSC, SP ADR	3,986	276,613

		1,125,980

Saudi Arabia — 2.2%
Jarir Marketing Co.	2,770	123,191

	Number of Shares	Value

COMMON STOCKS — (Continued)
Saudi Arabia — (Continued)
Saudi British Bank (The)	12,580	$132,429
Saudia Dairy & Foodstuff Co.	8,622	281,841

		537,461

South Africa — 9.8%
Absa Group, Ltd.	24,242	268,616
MultiChoice Group, Ltd.*	35,498	332,639
Naspers, Ltd., N Shares	4,076	993,567
Nedbank Group, Ltd.	13,516	225,851
Old Mutual, Ltd.	158,698	212,399
Sasol, Ltd.	10,911	235,935
Tsogo Sun Gaming, Ltd.	125,402	122,834

		2,391,841

South Korea — 13.6%
Hyundai Mipo Dockyard Co., Ltd.	6,041	217,137
Hyundai Mobis Co., Ltd.	2,041	413,000
Hyundai Motor Co.	1,721	183,076
Jejuair Co., Ltd.	12,184	277,238
Samsung Electronics Co., Ltd.	34,740	1,315,768
Samsung Life Insurance Co., Ltd.	2,911	186,872
Shinhan Financial Group Co., Ltd.	12,147	444,928
SK Innovation Co., Ltd.	2,017	289,821

		3,327,840

Taiwan — 9.6%
CTBC Financial Holding Co., Ltd.	551,918	358,761
Hon Hai Precision Industry Co., Ltd.	144,164	361,386

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Novatek Microelectronics Corp.	68,692	$362,767
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	27,424	1,169,085
TCI Co., Ltd.	8,000	105,822

		2,357,821

Thailand — 1.0%
Bangkok Bank PCL, NVDR	11,901	69,924
Kasikornbank PCL, NVDR	32,571	181,811

		251,735

Turkey — 2.5%
Enka Insaat ve Sanayi AS	152,530	166,482
KOC Holding AS	63,474	212,533
Turkcell Iletisim Hizmetleri AS	101,570	236,694

		615,709

TOTAL COMMON STOCKS (Cost $19,733,346)		22,501,324

PREFERRED STOCKS — 3.2%
Brazil — 3.2%
Itau Unibanco Holding SA	34,263	313,420
Petroleo Brasileiro SA	69,200	476,160

		789,580

TOTAL PREFERRED STOCKS (Cost $466,402)		789,580

	Number of Shares	Value

EXCHANGE TRADED FUND — 3.4%
iShares MSCI Emerging Market Index Fund	20,086	$838,992

TOTAL EXCHANGE TRADED FUND (Cost $841,320)		838,992

TOTAL INVESTMENTS - 98.5% (Cost $21,041,068)		24,129,896
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		358,303

NET ASSETS - 100.0%		$24,488,199

*	Non-income producing.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2019, these securities amounted to $462,604 or 1.89% of net assets. These securities have been determined by the Adviser to be liquid securities.

ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 16.6%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)(b)	$ 200,000	$2

China — 4.2%
China Evergrande Group 8.75%, 06/28/2025	250,000	222,514
Sinochem Overseas Capital Co. Ltd. 4.50%, 11/12/2020	100,000	102,200

		324,714

Israel — 3.0%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(c)	200,000	226,332

Netherlands — 3.2%
Petrobras Global Finance BV 7.38%, 01/17/2027	100,000	118,170
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	113,151
Petrobras Global Finance BV 6.85%, 06/05/2115	10,000	10,867

		242,188

Russia — 4.8%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	207,217
Russian Railways Via RZD Capital PLC 7.90%, 10/19/2024	RUB 10,000,000	158,435

		365,652

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Venezuela — 1.4%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)(c)	$ 300,000	$42,000
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)	100,000	14,000
Petroleos de Venezuela SA 5.38%, 04/12/2027(a)(b)	350,000	49,000

		105,000

TOTAL CORPORATE BONDS AND NOTES (Cost $1,614,988)		1,263,888

FOREIGN GOVERNMENT BONDS AND NOTES — 71.8%
Argentina — 7.7%
Argentine Republic Government International Bond 6.88%, 01/26/2027	460,000	380,650
Argentine Republic Government International Bond 5.88%, 01/11/2028	70,000	55,125
Argentine Republic Government International Bond 7.63%, 04/22/2046	190,000	152,570

		588,345

Brazil — 4.8%
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL 1,000,000	277,021

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Brazil — (Continued)
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2027	BRL 290,000	$88,111

		365,132

Costa Rica — 2.6%
Costa Rica Government International Bond 4.25%, 01/26/2023	200,000	198,252

Croatia — 3.0%
Croatia Government International Bond 6.00%, 01/26/2024	200,000	228,230

Dominican Republic — 3.1%
Dominican Republic International Bond 7.45%, 04/30/2044	200,000	235,752

Ecuador — 2.6%
Ecuador Government International Bond 7.88%, 01/23/2028	200,000	196,000

Egypt — 7.8%
Egypt Government International Bond 6.88%, 04/30/2040	100,000	97,819
Egypt Government International Bond 8.70%, 03/01/2049(c)	250,000	273,125
Egypt Government International Bond 8.70%, 03/01/2049	200,000	218,500

		589,444

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Hungary — 1.0%
Hungary Government International Bond 7.63%, 03/29/2041	$ 50,000	$79,197

Jordan — 2.8%
Jordan Government International Bond 7.38%, 10/10/2047	200,000	212,084

Lebanon — 3.2%
Lebanon Government International Bond 6.38%, 03/09/2020	50,000	48,750
Lebanon Government International Bond 6.00%, 01/27/2023	70,000	58,084
Lebanon Government International Bond 6.20%, 02/26/2025	175,000	137,708

		244,542

Malaysia — 0.5%
Malaysia Government Bond 3.65%, 10/31/2019	MYR 150,000	36,402

Mexico — 6.2%
Mexican Bonos 10.00%, 12/05/2024	MXN 1,200,000	70,030
Mexican Bonos 10.00%, 11/20/2036	MXN 1,000,000	62,991
Petroleos Mexicanos 6.50%, 06/02/2041	125,000	112,373
Petroleos Mexicanos 5.50%, 06/27/2044	200,000	163,000
Petroleos Mexicanos 5.63%, 01/23/2046	50,000	40,825

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Mexico — (Continued)
Petroleos Mexicanos 6.75%, 09/21/2047	$25,000	$22,660

		471,879

Morocco — 2.8%
Morocco Government International Bond 4.25%, 12/11/2022(c)	200,000	208,500

Nigeria — 2.7%
Nigeria Government International Bond 6.50%, 11/28/2027(c)	200,000	204,588

Oman — 2.5%
Oman Government International Bond 4.75%, 06/15/2026	200,000	192,000

Pakistan — 1.4%
Pakistan Government International Bond 7.88%, 03/31/2036	100,000	105,020

Poland — 2.4%
Republic of Poland Government Bond 1.50%, 04/25/2020	PLN 700,000	180,944

Romania — 0.8%
Romanian Government International Bond 6.13%, 01/22/2044	50,000	63,414

South Africa — 2.7%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023	200,000	206,278

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Turkey — 3.8%
Turkey Government International Bond 7.38%, 02/05/2025	$100,000	$105,072
Turkey Government International Bond 5.13%, 02/17/2028	200,000	182,539

		287,611

Ukraine — 7.3%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(b)	160,000	43,200
Ukraine Government International Bond 0.00%, 05/31/2040(c)(d)	50,000	42,500
Ukreximbank Via Biz Finance PLC, 6-M LIBOR + 7.00%, 9.05%, 02/09/2023(c)(d)	210,000	204,267
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(c)	250,000	265,437

		555,404

Venezuela — 0.1%
Venezuela Government International Bond 7.00%, 12/01/2018(a)(b)	50,000	7,625

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES (Cost $5,634,098)		5,456,643

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Par* Value	Value

U.S. TREASURY OBLIGATIONS — 5.4%
United States Treasury Notes — 5.4%
2.25%, 08/15/2027	$200,000	$204,148
2.25%, 11/15/2027	200,000	204,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $396,027)		408,211

	Number of Shares

COMMON STOCKS — 0.0%
Brazil — 0.0%
Dommo Energia SA, SP ADR(a)	31	356

TOTAL COMMON STOCKS (Cost $ — )		356

TOTAL INVESTMENTS - 93.8% (Cost $7,645,113)		7,129,098
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2%		473,524

NET ASSETS - 100.0%		$7,602,622

*	Par amount denominated in USD unless otherwise noted.
(a)	Security is deemed illiquid at July 31, 2019.
(b)	Investments with a total aggregate value of $155,827 or 2.05% of net assets were in default as of July 31, 2019.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2019 these securities amounted to $1,466,749 or 19.29% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d)

Variable rate investments. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Forward foreign currency contracts outstanding as of July 31, 2019 were as follows:

Currency Purchased	Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD 70,829	EUR	62,409	09/10/19	SSB	$1,511

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

BRL	Brazilian Real
CJSC	Closed Joint Stock Company
EUR	Euro
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SP ADR	Sponsored American Depository Receipt
SSB	State Street Bank
USD	United States Dollar
6-M	Six Months

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2019, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 07/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$475,781	$475,781	$—	$—
Brazil	966,635	966,635	—	—
China	7,096,332	1,120,730	5,975,602	—
Czech Republic	343,390	—	343,390	—
Greece	233,363	—	233,363	—
India	1,306,405	285,360	1,021,045	—
Indonesia	358,764	—	358,764	—
Kazakhstan	148,947	—	148,947	—
Malaysia	391,020	—	391,020	—
Mexico	487,894	487,894	—	—
Poland	84,406	—	84,406	—
Russia	1,125,980	256,925	869,055	—
Saudi Arabia	537,461	405,032	132,429	—
South Africa	2,391,841	455,473	1,936,368	—
South Korea	3,327,840	—	3,327,840	—
Taiwan	2,357,821	1,169,085	1,188,736	—
Thailand	251,735	—	251,735	—
Turkey	615,709	—	615,709	—
Preferred Stocks	789,580	789,580	—	—
Exchange Traded Fund	838,992	838,992	—	—

Total Investments	$24,129,896	$7,251,487	$16,878,409	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Assets	07/31/19	Price	Inputs	Inputs
Corporate Bonds and Notes	$1,263,888	$—	$1,263,888	$—
Foreign Government Bonds and Notes	5,456,643	—	5,456,643	—
U.S. Treasury Obligations	408,211	—	408,211	—
Common Stocks	356	—	356	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,511	—	1,511	—

Total Assets	$7,130,609	$—	$7,130,609	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended July 31, 2019, the average monthly volume of forward foreign currency contracts of the DuPont Capital Emerging Markets Debt Fund was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(23,610)	$23,610

B. Federal Tax Cost

As of July 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
DuPont Capital Emerging Markets Fund	$21,041,068	$5,069,804	$(1,980,976)	$3,088,828
DuPont Capital Emerging Markets Debt Fund	7,645,113	427,897	(943,912)	(516,015)

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

EIC VALUE FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 88.8%
Basic Materials — 2.6%
PPG Industries, Inc.	45,150	$5,300,159

Communications — 12.2%
Booking Holdings, Inc.*	2,353	4,439,193
ebay, Inc.	191,870	7,903,125
Facebook, Inc., Class A*	32,282	6,270,133
Verizon Communications, Inc.	115,225	6,368,486

		24,980,937

Consumer, Cyclical — 8.2%
Honda Motor Co. Ltd., SP ADR	95,000	2,363,600
Lowe’s Cos, Inc.	38,000	3,853,200
Mohawk Industries, Inc.*	31,050	3,871,625
Target Corp.	79,040	6,829,056

		16,917,481

Consumer, Non-cyclical — 22.7%
AmerisourceBergen Corp.	64,250	5,599,388
GlaxoSmithKline PLC, SP ADR	189,155	7,808,318
Johnson & Johnson	44,065	5,738,144
Kroger Co. (The)	293,775	6,216,279
McKesson Corp.	24,575	3,414,696
Medtronic PLC	65,135	6,639,862
Molson Coors Brewing Co., Class B	107,265	5,791,237
PepsiCo, Inc.	42,475	5,428,730

		46,636,654

Energy — 9.3%
Cimarex Energy Co.	55,900	2,832,453
ConocoPhillips	68,150	4,026,302

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	41,575	$3,091,517
Schlumberger Ltd.	129,385	5,171,518
TOTAL SA, SP ADR	77,475	4,008,556

		19,130,346

Financial — 25.8%
Alliance Data Systems Corp.	25,850	4,056,382
American Express Co.	53,800	6,691,106
Franklin Resources, Inc.	52,400	1,709,812
Hartford Financial Services Group, Inc. (The)	90,325	5,205,430
PNC Financial Services Group, Inc. (The)	30,720	4,389,888
SunTrust Banks, Inc.	100,655	6,703,623
Torchmark Corp.	42,947	3,921,920
Travelers Cos, Inc. (The)	39,505	5,792,223
US Bancorp	138,765	7,930,420
Wells Fargo & Co.	134,900	6,530,509

		52,931,313

Industrial — 3.8%
United Parcel Service, Inc., Class B	64,925	7,756,590

Utilities — 4.2%
Exelon Corp.	105,110	4,736,257
National Grid PLC, SP ADR	75,800	3,899,152

		8,635,409

TOTAL COMMON STOCKS (Cost $139,574,514)		182,288,889

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENTS — 11.3%
Exchange Traded Fund — 6.3%
iShares Short Treasury Bond ETF 2.10%(a)	116,365	$12,872,296

Money Market Fund — 5.0%
Dreyfus Institutional Treasury Securities Cash Advantage Fund, Premier Shares 1.78%(b)	10,240,064	10,240,064

TOTAL SHORT-TERM INVESTMENTS (Cost $23,078,533)		23,112,360

TOTAL INVESTMENTS - 100.1% (Cost $162,653,047)		205,401,249
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(238,890)

NET ASSETS - 100.0%		$205,162,359

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the 30-day SEC yield at July 31, 2019.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2019.

PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/19	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$182,288,889	$182,288,889	$—	$—
Short-Term Investments*	23,112,360	23,112,360	—	—

Total Investments	$205,401,249	$205,401,249	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

Federal tax cost*	$162,653,047

Gross unrealized appreciation	$45,735,506
Gross unrealized depreciation	(2,987,304)

Net unrealized appreciation	$42,748,202

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

LATEEF FOCUSED GROWTH FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.0%
Consumer, Cyclical — 8.4%
Aptiv PLC	19,080	$1,672,362
Starbucks Corp.	29,595	2,802,351

		4,474,713

Consumer, Non-cyclical — 19.0%
Anthem, Inc.	6,175	1,819,217
Clarivate Analytics PLC*	97,669	1,606,655
Danaher Corp.	15,701	2,205,991
Elanco Animal Health, Inc.*	31,540	1,039,558
IQVIA Holdings, Inc.*	21,777	3,466,245

		10,137,666

Financial — 11.3%
Aon PLC	5,951	1,126,227
Equinix, Inc.	5,568	2,795,693
Progressive Corp. (The)	25,958	2,102,079

		6,023,999

Industrial — 23.4%
Arconic, Inc.	101,238	2,535,000
Ball Corp.	14,907	1,065,552
Hexcel Corp.	40,632	3,322,072
Keysight Technologies, Inc.*	18,039	1,614,851
Martin Marietta Materials, Inc.	15,727	3,896,364

		12,433,839

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology — 34.9%
Alphabet, Inc., Class A*	2,022	$2,463,200
Autodesk, Inc.*	11,201	1,749,260
CBS Corp.	20,747	1,068,678
Fiserv, Inc.*	27,396	2,888,360
Guidewire Software, Inc.*	21,501	2,194,822
Instructure, Inc.*	43,156	1,712,862
New York Times Co. (The), Class A	82,990	2,961,083
Visa, Inc., Class A	19,880	3,538,640

		18,576,905

TOTAL COMMON STOCKS (Cost $34,582,588)		51,647,122

TOTAL INVESTMENTS - 97.0% (Cost $34,582,588)		51,647,122

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		1,581,718

NET ASSETS - 100.0%		$53,228,840

*	Non-income producing.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Focused Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Fund Vantage Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$51,647,122	$51,647,122	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

3

LATEEF FOCUSED GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

Federal tax cost*	$34,582,588

Gross unrealized appreciation	$17,499,154
Gross unrealized depreciation	(434,620)

Net unrealized appreciation	$17,064,534

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 99.8%
Consumer Discretionary — 15.8%
Gap, Inc. (The)	12,593	$245,563
General Motors Co.	8,766	353,620
Genuine Parts Co.	730	70,898
Kohl’s Corp.	5,275	284,112
Macy’s, Inc.	11,357	258,145
TJX Cos, Inc. (The)	1,785	97,390
		1,309,728

Consumer Staples — 9.2%
Costco Wholesale Corp.	415	114,386
Kroger Co. (The)	13,124	277,704
Procter & Gamble Co. (The)	787	92,897
Walgreens Boots Alliance, Inc.	5,185	282,531
		767,518

Energy — 18.6%
Chevron Corp.	2,638	324,764
HollyFrontier Corp.	5,751	286,227
Marathon Petroleum Corp.	4,717	265,992
Phillips 66	3,517	360,704
Valero Energy Corp.	3,561	303,575
		1,541,262

Financials — 10.3%
Citigroup, Inc.	5,219	371,384
Progressive Corp. (The)	1,426	115,477
Synchrony Financial	10,161	364,577
		851,438

Health Care — 1.8%
Eli Lilly & Co.	627	68,312
Merck & Co., Inc.	979	81,247
		149,559

Industrials — 7.7%
Cintas Corp.	462	120,323
Delta Air Lines, Inc.	6,468	394,807
Verisk Analytics, Inc.	809	122,741
		637,871

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — 20.1%
Broadridge Financial Solutions, Inc.	740	$94,069
Citrix Systems, Inc.	886	83,497
Fiserv, Inc.*	1,188	125,251
Hewlett Packard Enterprise Co.	23,281	334,548
Mastercard, Inc., Class A	436	118,710
Motorola Solutions, Inc.	763	126,627
Paychex, Inc.	1,031	85,625
Western Digital Corp.	6,979	376,098
Xerox Corp.	10,114	324,659
		1,669,084

Materials — 3.7%
Nucor Corp.	5,618	305,507

Real Estate — 5.0%
American Tower Corp. REIT	416	88,034
AvalonBay Communities, Inc. REIT	403	84,142
HCP, Inc. REIT	2,566	81,932
Realty Income Corp. REIT	1,106	76,546
UDR, Inc. REIT	1,792	82,540
		413,194

Telecommunication Services — 7.6%
AT&T, Inc.	12,199	415,376
CenturyLink, Inc.	18,178	219,772
		635,148
TOTAL COMMON STOCKS (Cost $8,900,947)		8,280,309
TOTAL INVESTMENTS - 99.8% (Cost $8,900,947)		8,280,309
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		19,908

NET ASSETS - 100.0%		$8,300,217

*	Non-income producing.

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	07/31/19	Price	Inputs	Inputs
Common Stocks*	$8,280,309	$8,280,309	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

B. Federal Tax Cost:

As of the July 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$8,900,947

Gross unrealized appreciation	$439,073
Gross unrealized depreciation	(1,059,711)

Net unrealized depreciation	$(620,638)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 97.2%
Alaska — 0.1%
Matanuska-Susitna AK, Prerefunded 09/01/19 at 100, 6.00%, 09/01/28, (AGC Insured)	380,000	381,497

Arizona — 2.4%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	6,807,650

California — 1.5%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	4,303,200

Hawaii — 90.8%
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	6,194,907
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,806,830
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	400,000	469,300
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	4,410,000	4,422,083

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,235,222
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA/FHLMC Insured)	2,325,000	2,404,864
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	450,472
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/23	1,000,000	1,038,460
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,047,057
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	2,000,000	2,141,080

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,773,495
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	500,000	519,375
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/27	545,000	565,198
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	4,040,000	4,185,965
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	550,370
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,506,903
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	3,500,000	3,622,465

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 4.00%, 03/01/37	1,500,000	1,567,830
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	3,750,000	3,788,138
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	2,002,920
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	608,784
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,464,300
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/21	1,370,000	1,458,543

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	584,690
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,168,918
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	406,000
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,466,068
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	991,584
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	1,000,608
Hawaii State GO, Series DT, 5.00%, 11/01/19	2,150,000	2,171,027

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	168,569
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	1,790,000	1,946,697
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	895,000	975,514
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,761,815
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,155,000	1,258,904
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,805,000	1,967,378
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,885,631
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	326,988

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,346,101
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,193,506
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	268,466
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,180,260
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	61,842
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	1,450,000	1,630,380
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	90,000	101,196
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,124,400
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	101,196

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	832,056
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	22,488
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	112,440
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,534,806
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	387,918
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	382,296
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	351,390
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	512,684
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	110,000	126,731

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	397,768
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	1,030,754
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,152,950
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,492,707
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	166,253
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	3,135,635
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,186,480
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,060,000	1,155,453
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,691,259
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,335,240
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	6,032,050
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,293,660

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	12,271,500
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,116,850
Hawaii State GO, Series FK, 4.00%, 05/01/22	1,000,000	1,078,550
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	3,059,425
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,232,120
Hawaii State GO, Series FN, 5.00%, 10/01/26	2,500,000	3,120,025
Hawaii State GO, Series FT, 5.00%, 01/01/38	1,950,000	2,372,097
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,912,040
Hawaii State GO, Series FW, 4.00%, 01/01/34	2,000,000	2,314,500
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	226,932
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	4,125,000	4,284,596
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,250,000	1,318,925

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,260,379
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,001,339
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,224,317
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/28	910,000	1,122,640
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	6,148,000
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,765,290
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/25	1,000,000	1,108,730

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,461,937
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	994,389
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,235,000	1,484,569
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	2,855,000	3,210,162
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	2,000,000	2,248,800
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,596,471
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	505,980
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,215,068

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,541,140
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,171,780
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,216,134
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,167,080
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,248,800
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,006,480
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,055,290
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,301,699
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	1,280,000	1,346,266

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,121,390
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,806,299
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	608,395
Honolulu City & County GO, Series B, Refunding, Honolulu Rail Transit Project, 4.00%, 09/01/26	1,215,000	1,428,184
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,424,500
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,936,807
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,874,760
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 08/23/19 at 100, 1.70%, 09/01/22(a)	1,500,000	1,500,120

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Refunding, Junior Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,760,560
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,626,700
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	1,325,000	1,597,367
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	472,124
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,443,460
Honolulu City & County Waste Water System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	149,508

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, 5.00%, 08/01/23	390,000	448,165
Kauai County GO, 5.00%, 08/01/27	250,000	316,025
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	309,152
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	270,000	305,192
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	928,822
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,195,000	1,244,891
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,351,203
Kauai County GO, Series A, Refunding, 5.00%, 08/01/19	260,000	260,000
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	385,000	428,871
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	343,920
Maui County GO, Refunding, 5.00%, 09/01/28	975,000	1,264,185
Maui County GO, Refunding, 4.00%, 09/01/31	5,305,000	6,223,773

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	170,000	170,824
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	187,519
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,176,560
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,558,960
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,216,610
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,671,640
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,442,840
		261,554,943

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Illinois — 1.0%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE Insured)	2,665,000	2,815,279

Texas — 1.4%
Galveston County GO, CAB, OID, Series RD, 0.00%, 02/01/24, (NATL-RE Insured)	2,630,000	2,465,125
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,702,460
		4,167,585
TOTAL MUNICIPAL BONDS (Cost $266,217,333)		280,030,154

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%(b)	5,760,585	5,760,585

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,760,585)		5,760,585

TOTAL INVESTMENTS - 99.2% (Cost $271,977,918)		285,790,739
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		2,303,892

NET ASSETS - 100.0%		$288,094,631

(a)

Variable rate investments. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2019.

Portfolio holdings are subject to change at any time.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 93.6%
Arizona — 1.7%
Tempe City Excise Tax Revenue, Series A, Callable 07/01/21 at 100, 5.00%, 07/01/22	900,000	966,870

California — 1.6%
Fremont Union High School District Santa Clara County GO, Series B, 3.00%, 08/01/19	450,000	450,000
Long Beach Unified School District, Series A, Prerefunded, Callable 08/01/19 at 100, 5.25%, 08/01/24	425,000	425,000

		875,000

Hawaii — 88.8%
Hawaii County GO, Series A, 5.00%, 09/01/20	1,000,000	1,042,650
Hawaii County GO, Prerefunded, Callable 03/01/20 at 100, 4.00%, 03/01/28	170,000	172,904
Hawaii County GO, Series B, Refunding, 4.00%, 09/01/19	500,000	501,190
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	586,625

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Hale-Kewalo Apartments, Series A, Callable 01/01/20 at 100, 1.90%, 01/01/21, (GNMA Collateral Insured)	2,150,000	2,155,891
Hawaii Pacific Health Revenue, Series A, OID, Prerefunded, Callable 07/01/20 at 100, 5.50%, 07/01/40	635,000	659,917
Hawaii Pacific Health Revenue, Series B, ETM, 5.00%, 07/01/20	175,000	181,072
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/27	260,000	293,665
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,135,880
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/22	500,000	535,470
Hawaii State Airports System Revenue, Refunding, AMT, OID, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	523,625

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	500,000	519,375
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,274,620
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	1,520,000	1,573,185
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	220,000	243,786
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	115,000	127,085
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/24	495,000	578,897
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/25	500,000	598,510

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/27	300,000	355,668
Hawaii State Department of Hawaiian Home Lands, Refunding, 4.00%, 04/01/20	1,555,000	1,585,245
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/22	290,000	315,387
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/23	190,000	206,633
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,110,000	1,209,856
Hawaii State GO, Series DZ, Prerefunded, ETM, 5.00%, 12/01/19	130,000	131,652
Hawaii State GO, Series DZ, Refunding, ETM, 5.00%, 12/01/20	505,000	531,144
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	360,000	392,386
Hawaii State GO, Series EA, Refunding, 4.00%, 12/01/20	1,100,000	1,143,197

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,055,000	1,150,340
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,305,000	1,425,817
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	45,000	50,598
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	28,110
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	760,000	854,544
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	980,000	1,099,991
Hawaii State GO, Series EH, 5.00%, 08/01/19	130,000	130,000
Hawaii State GO, Series EH, Prerefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	270,000	311,067
Hawaii State GO, Series EH, Unrefunded, Callable 08/01/23 at 100, 5.00%, 08/01/24	830,000	955,894

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,000,000	1,114,890
Hawaii State GO, Series FG, 5.00%, 10/01/22	410,000	459,635
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,063,820
Hawaii State GO, Series FW, 5.00%, 01/01/23	500,000	565,330
Hawaii State Harbor System Revenue, Refunding, AMT, Series B, Callable 07/01/20 at 100, 5.50%, 07/01/21	500,000	518,635
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/24	600,000	620,262
Hawaii State Harbor System Revenue, Series A, OID, 4.00%, 07/01/20	50,000	51,291
Hawaii State Harbor System Revenue, Series A, OID, Callable 07/01/20 at 100, 4.50%, 07/01/22	35,000	36,040
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,055,140

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,041,140
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/25	500,000	534,140
Honolulu City & County GO, Series A, Prerefunded, Callable 08/01/21 at 100, 5.00%, 08/01/26	700,000	754,075
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/20	320,000	331,552
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	680,000	755,589
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	515,000	590,056
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	110,000	128,988

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	235,000	274,919
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, 3.00%, 09/01/21	900,000	935,460
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, 5.00%, 09/01/22	500,000	558,825
Honolulu City & County GO, Series A, OID, Prerefunded, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	21,151
Honolulu City & County GO, Series B, 4.00%, 10/01/19	500,000	502,425
Honolulu City & County GO, Series B, 5.00%, 09/01/22	1,000,000	1,117,650
Honolulu City & County GO, Series D, ETM, 5.00%, 09/01/19	195,000	195,620
Honolulu City & County GO, Series D, OID, Prerefunded, Callable 09/01/19 at 100, 4.00%, 09/01/25	70,000	70,167

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	500,000	577,110
Honolulu City & County GO, Variable Honolulu Rail Transit Project, SIFMA + 0.30%, Callable 08/23/19 at 100, 1.70%, 09/01/22(a)	500,000	500,040
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,250,000	1,295,125
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,015,000	1,090,963
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series B, 4.00%, 07/01/21	545,000	575,487
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Prerefunded, Callable 07/01/22 at 100, 5.00%, 07/01/23	500,000	556,070

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Unrefunded, Callable 09/09/19 at 100, 5.00%, 07/01/21	530,000	531,643
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,061,220
Honolulu City & County Wastewater System Revenue, Senior Series A, Prerefunded, Callable 07/01/21 at 100, 5.25%, 07/01/36	35,000	37,764
Kauai Country GO, 2.00%, 08/01/19	200,000	200,000
Kauai Country GO, 3.00%, 08/01/20	305,000	310,978
Kauai County GO, Refunding, Series A, 5.00%, 08/01/19	35,000	35,000
Kauai County GO, Refunding, Series A, 4.00%, 08/01/19	150,000	150,000
Kauai County GO, Refunding, Series A, 4.00%, 08/01/20	70,000	72,064
Kauai County GO, Refunding, Series A, 3.00%, 08/01/20	345,000	351,762

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 06/01/21	1,225,000	1,312,722
Maui County GO, Refunding, 5.00%, 09/01/21	20,000	21,626
Maui County GO, Refunding, 5.00%, 09/01/23	1,000,000	1,155,950
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	525,000	583,732
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/24	500,000	568,240
University of Hawaii Revenue, Refunding, Series F, 5.00%, 10/01/21	500,000	540,785

		50,406,957

Texas — 1.5%
Fort Bend Independent School District GO, Callable 08/15/19 at 100, 5.00%, 02/15/28	150,000	150,211
Fort Bend Independent School District GO, OID, Callable 08/15/19 at 100, 5.00%, 02/15/34	565,000	565,797

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Needville Independent School District GO, Refunding, 5.00%, 08/15/20, (PSF-GTD)	140,000	145,683

		861,691

TOTAL MUNICIPAL BONDS (Cost $52,056,647)		53,110,518

REGISTERED INVESTMENT COMPANY — 5.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%(b)	3,030,026	3,030,026

TOTAL REGISTERED INVESTMENT COMPANY (Cost $3,030,026)		3,030,026

TOTAL INVESTMENTS - 98.9% (Cost $55,086,673)		56,140,544
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		631,336

NET ASSETS - 100.0%		$56,771,880

(a)

Variable rate investments. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2019.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

Portfolio holdings are subject to change at any time.

AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed
SIFMA	The Securities Industry and Financial
Markets Association Municipal Swap Index

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free
Securities Fund
Municipal Bonds	$280,030,154	$—	$280,030,154	$—
Registered Investment Company	5,760,585	5,760,585	—	—

Total	$285,790,739	$5,760,585	$280,030,154	$—

Pacific Capital Tax-Free
Short Intermediate Securities Fund
Municipal Bonds	$53,110,518	$—	$53,110,518	$—
Registered Investment Company	3,030,026	3,030,026	—	—

Total	$56,140,544	$3,030,026	$53,110,518	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

B. Federal Tax Cost

As of July 31, 2019 federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Tax Cost of Securities*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$271,977,918	$13,817,110	$(4,289)	$13,812,821
Pacific Capital Tax-Free Short Intermediate Securities Fund	55,086,673	1,054,591	(720)	1,053,871

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.2%
Communication Services — 6.1%
QuinStreet, Inc.*	168,912	$2,751,576

Consumer Discretionary — 28.6%
At Home Group, Inc.*	107,360	643,086
Carrols Restaurant Group, Inc.*	184,300	1,717,676
Everi Holdings, Inc.*	240,271	2,885,655
Fiesta Restaurant Group, Inc.*	82,600	788,830
Gildan Activewear, Inc. (Canada)	24,640	970,077
Motorcar Parts of America, Inc.*	127,313	2,276,356
Stoneridge, Inc.*	38,245	1,245,640
Target Hospitality Corp.*	91,500	777,750
Visteon Corp.*	23,075	1,520,181

		12,825,251

Financials — 33.6%
Community Financial Corp. (The)	19,135	622,461
ECN Capital Corp. (Canada)	533,700	1,893,728
First Northwest Bancorp	47,175	758,102
HomeTrust Bancshares, Inc.	44,594	1,165,241
INTL. FCStone, Inc.*	50,986	2,079,209
Jefferies Financial Group, Inc.	73,905	1,576,394
KKR & Co., Inc., Class A	100,020	2,675,535
Northrim BanCorp, Inc.	13,200	514,404
OceanFirst Financial Corp.	25,360	618,784
Old National Bancorp	30,560	538,162
Raymond James Financial, Inc.	14,600	1,177,782

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
SmartFinancial, Inc.*	29,500	$639,855
Synovus Financial Corp.	20,224	771,950

		15,031,607

Health Care — 2.4%
Zimmer Biomet Holdings, Inc.	8,030	1,085,094

Industrials — 10.3%
Air Transport Services Group, Inc.*	91,800	2,139,858
DIRTT Environmental Solutions (Canada)*	474,400	2,485,856

		4,625,714

Information Technology — 2.0%
Information Services Group, Inc.*	331,000	900,320

Materials — 6.6%
Celanese Corp.	9,570	1,073,467
Tronox Holdings PLC (United Kingdom), Class A	168,530	1,863,942

		2,937,409

Utilities — 1.6%
National Fuel Gas Co.	14,855	709,178

TOTAL COMMON STOCKS (Cost $27,315,510)		40,866,149

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

Value

TOTAL INVESTMENTS - 91.2% (Cost $27,315,510)	$40,866,149
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%	3,938,754

NET ASSETS - 100.0%	$44,804,903

*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Communication Services	$2,751,576	$2,751,576	$—	$—
Consumer Discretionary	12,825,251	12,825,251	—	—
Financials	15,031,607	13,137,879	1,893,728	—
Health Care	1,085,094	1,085,094	—	—
Industrials	4,625,714	4,625,714	—	—
Information Technology	900,320	900,320	—	—
Materials	2,937,409	2,937,409	—	—
Utilities	709,178	709,178	—	—

Total Investments	$40,866,149	$38,972,421	$1,893,728	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

B. Federal Tax Cost:

As of the July 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$27,315,510

Gross unrealized appreciation	$15,613,228
Gross unrealized depreciation	(2,062,589)

Net unrealized appreciation	$13,550,639

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.0%
Beverages — 4.4%
Coca-Cola Co. (The)	58,113	$3,058,487

Biotechnology — 3.1%
AbbVie, Inc.	33,155	2,208,786

Commercial Banks — 8.1%
SunTrust Banks, Inc.	44,381	2,955,775
Wells Fargo & Co.	55,684	2,695,662

		5,651,437

Communications Equipment — 4.3%
Cisco Systems, Inc.	53,783	2,979,578

Containers & Packaging — 3.5%
International Paper Co.	55,323	2,429,233

Diversified Telecommunication Services — 7.7%
AT&T, Inc.	81,797	2,785,188
Verizon Communications, Inc.	47,371	2,618,195

		5,403,383

Electric Utilities — 8.3%
Duke Energy Corp.	31,419	2,724,656
Southern Co. (The)	54,348	3,054,358

		5,779,014

Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	56,604	2,588,501

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	57,866	2,733,011

Household Products — 4.5%
Kimberly-Clark Corp.	23,251	3,153,998

IT Services — 4.5%
International Business Machines Corp.	21,442	3,178,562

Oil, Gas & Consumable Fuels — 19.4%
Chevron Corp.	21,602	2,659,422

	Number of Shares	Value

COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Enbridge, Inc. (Canada)	74,780	$2,496,904
ONEOK, Inc.	42,297	2,964,174
Valero Energy Corp.	34,411	2,933,538
Williams Cos, Inc. (The)	101,370	2,497,757

		13,551,795

Pharmaceuticals — 3.5%
Pfizer, Inc.	63,920	2,482,653

REITs — 11.4%
Digital Realty Trust, Inc.	24,736	2,828,809
Iron Mountain, Inc.	84,705	2,491,174
Simon Property Group, Inc.	16,361	2,653,754

		7,973,737

Semiconductors & Semiconductor Equipment — 4.8%
QUALCOMM, Inc.	45,557	3,332,950

Tobacco — 3.9%
Philip Morris International, Inc.	32,716	2,735,385

TOTAL COMMON STOCKS (Cost $61,555,882)		69,240,510

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 0.5%
SPDR S&P Dividend ETF	3,153	$321,070

TOTAL EXCHANGE TRADED FUND (Cost $267,565)		321,070

TOTAL INVESTMENTS - 99.5% (Cost $61,823,447)		69,561,580

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		377,257

NET ASSETS - 100.0%		$69,938,837

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$69,240,510	$69,240,510	$—	$—
Exchange Traded Fund	321,070	321,070	—	—

Total Investments	$69,561,580	$69,561,580	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

B. Federal Tax Cost:

As of the July 31, 2019, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$61,823,447

Gross unrealized appreciation	$9,136,336
Gross unrealized depreciation	(1,398,203)

Net unrealized appreciation	$7,738,133

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date September 25, 2019

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date September 25, 2019

* Print the name and title of each signing officer under his or her signature.